UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21348

Name of Fund:  BlackRock Muni Intermediate Duration Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Muni Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 -  Schedule of Investments


BlackRock Muni Intermediate Duration Fund, Inc.


Schedule of Investments as of August 31, 2006                                                                      (In Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                         Value
Alabama - 3.3%        $  5,500   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                 5.50% due 1/01/2021                                                                 $      5,954
                         6,500   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                 5.25% due 1/01/2023                                                                        6,884
                         6,600   Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                 Care Facility Revenue Bonds (Capstone Village, Inc. Project) Series A, 5.625%
                                 due 8/01/2025                                                                              6,611

Arizona - 2.1%           2,820   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.625% due 7/01/2020                                                 2,831
                         3,000   Navajo County, Arizona, IDA, IDR (Stone Container Corporation Project), AMT,
                                 7.20% due 6/01/2027                                                                        3,099
                         1,000   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project), Series C, 6.70% due 7/01/2021                                                    1,054
                         1,750   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                 Series K/L, 6.375% due 7/01/2031                                                           1,819
                         3,630   Vistancia Community Facilities District, Arizona, GO, 5% due 7/15/2014                     3,691

Arkansas - 0.7%          3,755   Conway, Arkansas, Public Facilities Board, Capital Improvement Revenue Refunding
                                 Bonds (Hendrix College Projects), Series B, 5% due 10/01/2026                              3,862

California - 26.2%       8,865   California Pollution Control Financing Authority, PCR, Refunding, DRIVERS, AMT,
                                 Series 878Z, 6.78% due 12/01/2009 (d)(i)                                                  10,100
                         5,000   California State Department of Water Resources, Power Supply Revenue Bonds, Series A,
                                 5.375% due 5/01/2012 (h)                                                                   5,505
                         1,910   California State, GO, 5.50% due 4/01/2014 (h)                                              2,141
                        15,590   California State, GO, 5.50% due 4/01/2028                                                 17,085
                         5,000   California State, GO, Refunding, 5.25% due 2/01/2027 (d)                                   5,318
                        10,000   California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                                 Series C, 5.50% due 6/01/2020                                                             11,001
                         2,500   California Statewide Communities Development Authority, Health Facility Revenue
                                 Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                              2,765
                         2,400   Elk Grove, California, Poppy Ridge Community Facilities Number 3 Special Tax,
                                 Series 1, 6% due 9/01/2008 (h)                                                             2,524
                         6,440   Grossmont-Cuyamaca Community College District, California, GO (Election of 2002),
                                 Series A, 5% due 8/01/2027 (d)                                                             6,731
                        10,485   Los Angeles, California, Unified School District, GO (Election of 1997), Series F,
                                 5% due 7/01/2025 (b)                                                                      11,022
                        28,225   Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (d)      29,638


Portfolio Abbreviations

To simplify the listings of Muni Intermediate Duration Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT      Alternative Minimum Tax (subject to)
DRIVERS  Derivative Inverse Tax-Exempt Receipts
EDA      Economic Development Authority
GO       General Obligation Bonds
IDA      Industrial Development Authority
IDB      Industrial Development Board
IDR      Industrial Development Revenue Bonds
PCR      Pollution Control Revenue Bonds
S/F      Single-Family
VRDN     Variable Rate Demand Notes



BlackRock Muni Intermediate Duration Fund, Inc.


Schedule of Investments as of August 31, 2006 (concluded)                                                          (In Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                         Value
California            $  5,850   Ontario-Monclair, California, School District, GO (Election of 2002), Series A,
(concluded)                      5% due 8/01/2027 (b)                                                                $      6,102
                        10,135   Peralta, California, Community College District, GO (Election of 2000), Series D,
                                 5% due 8/01/2030 (c)                                                                      10,679
                         1,515   Rowland, California, Unified School District, GO (Election of 2000), Series B,
                                 5.25% due 8/01/2027 (c)                                                                    1,616
                           585   Sacramento, California, Special Tax (North Natomas Community Facilities), Series
                                 4-C, 5.60% due 9/01/2020                                                                     619
                         1,720   Sacramento, California, Special Tax (North Natomas Community Facilities), Series
                                 4-C, 5.75% due 9/01/2022                                                                   1,833
                           500   Sacramento, California, Special Tax (North Natomas Community Facilities), Series
                                 4-C, 5.90% due 9/01/2023                                                                     536
                         3,000   Sacramento, California, Special Tax (North Natomas Community Facilities), Series
                                 4-C, 6% due 9/01/2028                                                                      3,218
                         3,000   San Jose, California, Airport Revenue Bonds, Series A, 5.25% due 3/01/2017 (b)             3,179
                         3,100   San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5% due
                                 9/01/2030 (d)                                                                              3,241
                         9,030   Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50%
                                 due 7/01/2035 (c)                                                                         10,029
                         4,875   Tamalpais, California, Union High School District, GO (Election of 2001), 5% due
                                 8/01/2028 (c)                                                                              5,098
                         2,610   Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community
                                 Facilities District Number 97-1), Series A, 5% due 9/01/2032 (c)                           2,700

Colorado - 2.5%          2,000   Denver, Colorado, City and County Airport Revenue Refunding Bonds, Series E, 5.25%
                                 due 11/15/2023 (d)                                                                         2,050
                           800   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.10% due 9/01/2014                                                                860
                         2,250   Montrose, Colorado, Memorial Hospital, Revenue Bonds, 6.375% due 12/01/2023                2,519
                         7,500   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                 (Public Improvement Fees), 7.50% due 12/01/2015                                            8,270
                         1,000   Southlands, Colorado, Medical District, GO (Metropolitan District Number 1), 6.75%
                                 due 12/01/2016                                                                             1,100

Connecticut - 1.7%       1,160   Connecticut State Development Authority, Airport Facility Revenue Bonds (Learjet Inc.
                                 Project), AMT, 7.95% due 4/01/2026                                                         1,383
                         8,000   Connecticut State Development Authority, PCR, Refunding (Connecticut Light and Power
                                 Company), Series A, 5.85% due 9/01/2028                                                    8,374

Florida - 3.4%           2,935   Harbor Bay, Florida, Community Development District, Capital Improvement Special
                                 Assessment Bonds, 6.75% due 5/01/2034                                                      3,209
                         1,710   Heritage Isle at Viera Community Development District, Florida, Special Assessment
                                 Bonds, Series B, 5% due 11/01/2009                                                         1,710
                         3,500   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series A, 6% due 5/01/2024                                                          3,792
                         2,000   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series B, 6.50% due 5/01/2037                                                       2,210
                         3,670   Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding
                                 Bonds (Orlando Lutheran Towers), 5% due 7/01/2013                                          3,651
                           930   Orlando, Florida, Urban Community Development District, Capital Improvement Special
                                 Assessment Bonds, 6% due 5/01/2020                                                         1,005
                         1,085   Portofino Shores, Florida, Community Development District, Special Assessment Bonds,
                                 Series A, 6.40% due 5/01/2034                                                              1,154
                         2,390   South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.),
                                 6.625% due 10/01/2023                                                                      2,692
                           645   Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                                 Refunding Bonds, Series B, 5.50% due 11/01/2010                                              648

Georgia - 3.1%           1,500   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due 12/01/2024    1,667
                         5,395   Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue Bonds
                                 (Coastal Community Retirement Corporation Project), Series A, 7.125% due 1/01/2025         5,305
                         2,800   Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue Bonds
                                 (Coastal Community Retirement Corporation Project), Series A, 7.25% due 1/01/2035          2,758
                         4,500   Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds (Canterbury
                                 Court Project), Series A, 5.80% due 2/15/2018                                              4,575
                         1,245   Savannah, Georgia, EDA Revenue Bonds (Marshes of Skidaway), First Mortgage, Series A,
                                 6.25% due 1/01/2012                                                                        1,278
                         2,245   Savannah, Georgia, EDA Revenue Bonds (Marshes of Skidaway), First Mortgage, Series A,
                                 6.85% due 1/01/2019                                                                        2,336

Idaho - 0.1%               415   Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT, Series F-2,
                                 5.85% due 7/01/2015 (e)(k)                                                                   422

Illinois - 3.6%          2,510   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT, Series
                                 B-2, 6% due 1/01/2029 (f)                                                                  2,801
                         6,000   Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids Management
                                 LLC Project), AMT, 5.90% due 11/01/2017                                                    6,261
                         6,930   Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation Providers
                                 Facilities), Series A, 6.625% due 7/01/2032                                                7,510
                         1,200   Illinois Health Facilities Authority, Revenue Refunding Bonds (University of Chicago
                                 Hospitals), VRDN, 3.55% due 8/01/2026 (d)(g)                                               1,200
                         1,800   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                 Series A, 6% due 5/15/2025                                                                 1,879
                         1,580   Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax Increment
                                 Financing (TIF) Redevelopment Project), 6% due 1/01/2025                                   1,551

Indiana - 0.8%           4,300   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5% due
                                 6/01/2028 (c)                                                                              4,474

Louisiana - 2.6%         6,965   Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans Research
                                 and Technology Foundation, Inc. - Student Housing Project), 5.25% due 3/01/2026 (d)        7,539
                         2,500   Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds,
                                 Series B, 5% due 6/01/2022 (a)                                                             2,654
                         5,000   Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project), 6.50%
                                 due 1/01/2017                                                                              5,101

Maine - 0.4%             1,965   Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds (Avesta
                                 Housing Development Corporation Project), Series A, 6% due 2/01/2034                       2,044

Maryland - 0.1%            500   Maryland State Industrial Development Financing Authority, Economic Development
                                 Revenue Bonds (Our Lady of Good Counsel School), Series A, 6% due 5/01/2035                  533

Massachusetts - 4.4%     4,560   Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds, Senior
                                 Series A, 5% due 7/01/2012 (h)                                                             4,881
                         7,695   Massachusetts Bay Transportation Authority, Special Assessment Revenue Refunding Bonds,
                                 Series A, 5% due 7/01/2031                                                                 8,070
                         1,210   Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds
                                 (Ogden Haverhill Associates), AMT, Series B, 5.35% due 12/01/2015                          1,241
                         2,000   Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds
                                 (Ogden Haverhill Associates), AMT, Series B, 5.50% due 12/01/2019                          2,075
                           600   Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Children's Hospital Project), VRDN, Series L-2, 3.55% due 10/01/2042 (a)(g)           600
                         8,325   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (c)                                                             8,748

Michigan - 1.4%            490   Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN, Series B, 3.53%
                                 due 7/01/2033 (c)(g)                                                                         490
                         2,325   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                 (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                          2,454
                         4,795   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Oakwood Obligated
                                 Group), Series A, 6% due 4/01/2022                                                         5,249

Minnesota - 1.0%         1,000   Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment Authority, Health Care
                                 System Revenue Bonds (Group Health Plan Inc. Project), 6% due 12/01/2019                   1,098
                         2,545   Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment Authority, Health Care
                                 System Revenue Bonds (Group Health Plan Inc. Project), 6% due 12/01/2021                   2,790
                         2,000   Minnesota State Municipal Power Agency, Electric Revenue Bonds, Series A, 5.25% due
                                 10/01/2024                                                                                 2,124

Mississippi - 1.4%       5,000   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
                                 (System Energy Resources Inc. Project), 5.875% due 4/01/2022                               5,008
                         2,910   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
                                 (System Energy Resources Inc. Project), 5.90% due 5/01/2022                                2,915

Nevada - 0.4%            2,250   Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds,
                                 6.375% due 8/01/2023                                                                       2,335

New Jersey - 16.2%       3,635   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2021 (c)                                          4,170
                         5,050   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2023 (c)                                          5,795
                        10,950   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2018                         11,397
                         9,810   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                          10,508
                        17,900   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                 7/01/2033 (d)                                                                             19,118
                         5,540   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.625% due 9/15/2012                                                                  5,830
                         5,000   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series C, 5.25% due 6/15/2015 (d)(h)                                                5,525
                         5,785   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2015 (a)(h)                                                   6,286
                         8,880   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2015 (c)(h)                                                   9,649
                         4,215   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2018 (a)                                                      4,529
                        11,120   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2019 (c)                                                     11,898

New Mexico - 3.9%        3,000   Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San
                                 Juan Project), Series D, 6.375% due 4/01/2022                                              3,105
                         9,000   Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San Juan
                                 Project), Series A, 6.95% due 10/01/2020                                                   9,359
                         9,520   New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds,
                                 Series A, 5.125% due 6/15/2018 (d)                                                        10,276

New York - 27.8%         1,145   Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis
                                 Hospital), Series B, 7.25% due 3/01/2019                                                   1,247
                        10,500   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A,
                                 5.75% due 11/15/2032                                                                      11,500
                           875   New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facilities Pooled Program), Series C-1, 5.50% due 7/01/2007                                  881
                         3,500   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                                 Airlines Inc. Project), AMT, 8.375% due 11/01/2016                                         3,863
                         1,110   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series C, 5.50% due 5/01/2009 (h)                                           1,176
                         5,000   New York City, New York, GO, Refunding, Series B, 5.75% due 8/01/2015                      5,491
                         2,055   New York City, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities
                                 Pooled Program), Series C-1, 6.80% due 7/01/2019                                           2,191
                         5,550   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, DRIVERS,
                                 Series 1133Z, 6.601% due 10/15/2012 (a)(i)                                                 6,432
                         9,070   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A,
                                 5% due 10/15/2020 (d)                                                                      9,693
                         4,325   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A,
                                 5% due 10/15/2032 (a)                                                                      4,534
                         5,580   New York State Dormitory Authority, Lease Revenue Refunding Bonds (Court Facilities),
                                 Series A, 5.25% due 5/15/2012                                                              5,971
                         1,000   New York State Dormitory Authority Revenue Bonds (North Shore L I Jewish Group), 5%
                                 due 5/01/2012                                                                              1,052
                         9,540   New York State Dormitory Authority Revenue Bonds (School Districts Financing Program),
                                 Series D, 5.25% due 10/01/2023 (d)                                                        10,253
                         7,775   New York State Dormitory Authority, Revenue Refunding Bonds (City University System),
                                 Consolidated Second Generation, Series A, 6.125% due 7/01/2013 (a)                         8,529
                         7,000   New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                 Series A, 6.625% due 7/01/2018                                                             7,585
                         5,000   New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                 Series A, 6.625% due 7/01/2019                                                             5,416
                         7,380   New York State Environmental Facilities Corporation, State Personal Income Tax Revenue
                                 Bonds, Series A, 5.25% due 12/15/2018 (b)                                                  8,079
                            60   New York State Thruway Authority, Local Highway and Bridge Service Contract, Revenue
                                 Refunding Bonds, 5.50% due 4/01/2017                                                          65
                        11,650   New York State Urban Development Corporation, Correctional and Youth Facilities Services
                                 Revenue Refunding Bonds, Series A, 5.50% due 1/01/2017                                    12,415
                        10,000   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                                 (State Facilities), Series A-1, 5.25% due 3/15/2034 (b)                                   10,644
                         5,000   Port Authority of New York and New Jersey, Senior Consolidated Revenue Bonds, AMT,
                                 131st Series, 5% due 12/15/2017 (j)                                                        5,311
                         3,340   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.50% due 6/01/2016                                                                        3,540
                         6,510   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2022 (a)                                                                    6,971
                         9,750   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2020 (b)                                                                   10,626
                         7,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2021                                                                        7,572
                        10,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2022                                                                       10,793

North Carolina - 1.7%    3,105   Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75% due 8/01/2035       3,273
                         6,000   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage Revenue
                                 Refunding Bonds (Presbyterian Homes Project), 7% due 10/01/2010 (h)                        6,808

Ohio - 0.3%              1,280   Port of Greater Cincinnati Development Authority, Ohio, Special Assessment Revenue Bonds
                                 (Cooperative Public Parking Infrastructure Project), 6.30% due 2/15/2024                   1,388

Pennsylvania - 6.4%      3,500   Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care Project),
                                 6% due 2/01/2021                                                                           3,701
                         7,710   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds
                                 (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                             8,129
                         7,490   Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, 1975 General Ordinance,
                                 17th Series, 5.375% due 7/01/2022 (c)                                                      8,077
                         9,630   Pittsburgh, Pennsylvania, GO, Refunding, Series B, 5.25% due 9/01/2017 (c)                10,653
                         1,750   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 6.25% due 12/01/2015                                1,939
                         3,000   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 6.25% due 12/01/2016                                3,317
                         1,490   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 6.25% due 12/01/2018                                1,641

South Carolina - 1.3%    4,250   Medical University Hospital Authority, South Carolina, Mortgage Hospital Facilities,
                                 Revenue Refunding Bonds, Series A, 5.25% due 8/15/2023 (d)(e)(k)                           4,546
                         3,000   Medical University Hospital Authority, South Carolina, Mortgage Hospital Facilities,
                                 Revenue Refunding Bonds, Series A, 5.25% due 8/15/2024 (d)(e)(k)                           3,205

Tennessee - 3.9%         1,800   Johnson City, Tennessee, Health and Educational Facilities Board, Retirement Facility
                                 Revenue Bonds (Appalachian Christian Village Project), Series A, 6% due 2/15/2019          1,825
                         5,000   McMinn County, Tennessee, IDB, PCR (Calhoun Newsprint Co. Project), AMT, 7.625% due
                                 3/01/2016                                                                                  5,009
                         3,550   Shelby County, Tennessee, Health, Educational and Housing Facilities Board Revenue
                                 Bonds (Germantown Village), Series A, 6.75% due 12/01/2018                                 3,708
                         1,450   Shelby County, Tennessee, Health, Educational and Housing Facilities Board Revenue
                                 Bonds (Germantown Village), Series A, 7% due 12/01/2023                                    1,532
                           745   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6% due 9/01/2012 (h)                         838
                         1,495   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6% due 9/01/2012 (h)                       1,681
                         1,255   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6% due 9/01/2012 (h)                       1,411
                         2,505   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6% due 9/01/2012 (h)                       2,817
                         1,310   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6.25% due 9/01/2012 (h)                    1,491
                         2,190   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6.25% due 9/01/2012 (h)                    2,492

Texas - 14.9%            6,445   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                 Tier, Series A, 6.375% due 1/01/2016                                                       6,773
                        10,260   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                 Tier, Series A, 6.70% due 1/01/2032                                                       10,853
                         1,200   Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                                 (Scott & White Memorial Hospital), VRDN, Series 2001-1, 3.55% due 8/15/2031 (d)(g)         1,200
                         1,500   Bexar County, Texas, Health Facilities Development Corporation, Revenue Refunding Bonds
                                 (Army Retirement Residence Project), 6.30% due 7/01/2032                                   1,613
                         1,500   Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project), AMT,
                                 Series A, 6.75% due 4/01/2038                                                              1,668
                         5,085   Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT, Series A,
                                 7.70% due 4/01/2033                                                                        5,936
                         4,000   Dallas-Fort Worth, Texas, International Airport Facility Improvement Corporation,
                                 Revenue Bonds (Learjet Inc.), AMT, Series A-1, 6.15% due 1/01/2016                         4,043
                         5,000   Dallas-Fort Worth, Texas, International Airport Facility Improvement Corporation,
                                 Revenue Refunding Bonds, AMT, Series A-2, 9% due 5/01/2029                                 5,776
                         2,440   Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                                 Corporation Project), AMT, 7.50% due 5/01/2025                                             2,744
                         3,000   Gulf Coast, Texas, Waste Disposal Authority, Revenue Refunding Bonds (International
                                 Paper Company), AMT, Series A, 6.10% due 8/01/2024                                         3,229
                         5,500   Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                                 (Texas Children's Hospital), VRDN, Series B-1, 3.56% due 10/01/2029 (d)(g)                 5,500
                         9,320   Harris County, Texas, Revenue Refunding Bonds, DRIVERS, Series 1111, 6.59% due
                                 8/15/2009 (c)(i)                                                                          10,199
                         6,300   Harris County, Texas, Revenue Refunding Bonds, DRIVERS, Series 1172-Z, 6.601% due
                                 8/15/2009 (c)(i)                                                                           6,866
                         1,500   Houston, Texas, Health Facilities Development Corporation, Retirement Facility Revenue
                                 Bonds (Buckingham Senior Living Community), Series A, 7% due 2/15/2023                     1,668
                         7,420   Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT, 6.95%
                                 due 4/01/2030                                                                              8,191
                         2,600   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                 (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                          2,775
                         2,300   Port Corpus Christi, Texas, Individual Development Corporation, Environmental Facilities
                                 Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due 11/01/2031             2,389
                         5,000   Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company Project/TXU Energy
                                 Company LLC), AMT, Series B, 5.75% due 5/01/2030                                           5,305

Virginia - 4.5%          3,285   James City County, Virginia, IDA, Residential Care Facility, Revenue Refunding Bonds,
                                 Series A, 5.75% due 3/01/2017                                                              3,428
                         1,150   James City County, Virginia, IDA, Residential Care Facility, Revenue Refunding Bonds,
                                 Series A, 6% due 3/01/2023                                                                 1,218
                         2,250   Loudoun County, Virginia, IDA, IDR, Refunding (Dulles Airport Marriott Hotel), 7.125%
                                 due 9/01/2015                                                                              2,288
                        10,735   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series A,
                                 5.50% due 8/15/2008 (h)                                                                   11,316
                         7,800   Tobacco Settlement Financing Corporation of Virginia, Asset-Backed Revenue Bonds,
                                 5.625% due 6/01/2037                                                                       8,154

Washington - 1.9%       10,000   Snohomish County, Washington, School District Number 015 (Edmonds), GO, 5% due
                                 12/01/2019 (b)                                                                            10,718

Guam - 0.8%              4,250   Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75% due 10/01/2033     4,756

Puerto Rico - 7.6%       1,820   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25% due
                                 7/01/2032                                                                                  1,926
                        17,935   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.50% due
                                 7/01/2018                                                                                 19,367
                         5,390   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                 Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                 Series A, 6.45% due 12/01/2025                                                             5,393
                         5,170   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
                                 Series D, 5.25% due 7/01/2027                                                              5,367
                         8,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
                                 Series I, 5.50% due 7/01/2021                                                              8,676
                         3,535   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.50% due 8/01/2029                                                              3,748

U.S. Virgin              1,860   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 1.6%                   Project), AMT, 6.50% due 7/01/2021                                                         2,093
                         6,750   Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                                 Refinery), AMT, 6.125% due 7/01/2022                                                       7,433

                                 Total Investments (Cost - $851,963*) - 152.0%                                            886,443
                                 Other Assets Less Liabilities - 2.9%                                                      16,796
                                 Preferred Stock, at Redemption Value - (54.9%)                                         (320,223)
                                                                                                                     ------------
                                 Net Assets Applicable to Common Stock - 100.0%                                      $    583,016
                                                                                                                     ============


  * The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                  $       852,082
                                                    ===============
    Gross unrealized appreciation                   $        34,754
    Gross unrealized depreciation                             (393)
                                                    ---------------
    Net unrealized appreciation                     $        34,361
                                                    ===============

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Federal Housing Administration/Veterans' Administration Mortgages packaged by the Federal National Mortgage Association.

(f) XL Capital Insured.

(g) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(h) Prerefunded.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) CIFG Insured.

(k) FHA Insured.

  o Forward interest rate swaps outstanding as of August 31, 2006 were as follows:

                                                  Notional        Unrealized
                                                   Amount        Depreciation

    Pay a fixed rate of 4.344% and receive
    a floating rate based on a 1-week Bond
    Market Association rate

    Broker, JPMorgan Chase
    Expires October 2026                         $   40,000      $   (1,255)



Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Muni Intermediate Duration Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Muni Intermediate Duration Fund, Inc.


Date:  October 19, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Muni Intermediate Duration Fund, Inc.


Date:  October 19, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Muni Intermediate Duration Fund, Inc.


Date:  October 19, 2006